Other Assets - Summary of Other Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Miscellaneous assets [abstract]
Spare parts	$ 2,233		$ 3,380
Refundable deposits	1,995		1,964
Other financial assets	1,000		1,000
Others	1,634		1,741
Other assets	7,451		8,260
Others	589		175
Other current assets	2,822	$ 92	3,555
Others	2,223		1,916
Other noncurrent assets	$ 4,629	$ 151	$ 4,705